SEGMENT REPORTING - Sales by Geographical Area (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [line items]
Sales	$ 68,679	$ 56,791	$ 63,578
Total Americas
Disclosure of geographical areas [line items]
Sales	26,036	22,207	25,909
United States
Disclosure of geographical areas [line items]
Sales	14,367	12,284	13,619
Brazil
Disclosure of geographical areas [line items]
Sales	4,149	3,506	3,809
Canada
Disclosure of geographical areas [line items]
Sales	3,034	2,818	2,913
Mexico
Disclosure of geographical areas [line items]
Sales	2,251	1,806	1,913
Argentina
Disclosure of geographical areas [line items]
Sales	1,230	858	1,370
Venezuela
Disclosure of geographical areas [line items]
Sales	68	105	1,334
Others
Disclosure of geographical areas [line items]
Sales	937	830	951
Total Europe
Disclosure of geographical areas [line items]
Sales	33,918	27,616	29,827
Germany
Disclosure of geographical areas [line items]
Sales	5,933	4,768	5,473
France
Disclosure of geographical areas [line items]
Sales	4,051	3,655	3,743
Spain
Disclosure of geographical areas [line items]
Sales	3,751	3,015	3,406
Poland
Disclosure of geographical areas [line items]
Sales	3,746	2,997	3,023
Italy
Disclosure of geographical areas [line items]
Sales	2,711	2,067	2,278
Turkey
Disclosure of geographical areas [line items]
Sales	1,937	1,789	1,962
Czech Republic
Disclosure of geographical areas [line items]
Sales	1,400	1,107	1,476
United Kingdom
Disclosure of geographical areas [line items]
Sales	1,370	1,159	1,246
Russia
Disclosure of geographical areas [line items]
Sales	1,204	688	638
Belgium
Disclosure of geographical areas [line items]
Sales	1,129	929	1,108
Netherlands
Disclosure of geographical areas [line items]
Sales	1,117	1,030	867
Romania
Disclosure of geographical areas [line items]
Sales	621	526	583
Others
Disclosure of geographical areas [line items]
Sales	4,948	3,886	4,024
Total Asia & Africa
Disclosure of geographical areas [line items]
Sales	8,725	6,968	7,842
South Africa
Disclosure of geographical areas [line items]
Sales	2,560	2,026	2,111
Egypt
Disclosure of geographical areas [line items]
Sales	310	499	404
Morocco
Disclosure of geographical areas [line items]
Sales	596	498	533
Rest of Africa
Disclosure of geographical areas [line items]
Sales	1,033	658	945
China
Disclosure of geographical areas [line items]
Sales	622	549	557
Kazakhstan
Disclosure of geographical areas [line items]
Sales	392	350	456
South Korea
Disclosure of geographical areas [line items]
Sales	259	184	242
India
Disclosure of geographical areas [line items]
Sales	163	85	197
Rest of Asia
Disclosure of geographical areas [line items]
Sales	2,790	2,119	2,397
Luxembourg
Disclosure of geographical areas [line items]
Sales	$ 111	$ 88	$ 85